Parties-in-Interest (Details) - EBP 002 - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Administrative expenses	$ (845)
Total investments	2,317,608	$ 2,068,059
Common stock
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Total investments	$ 94,047	$ 93,372
Investment, number of shares (in shares)	184,106	201,142
Cost basis	$ 31,900